Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 47,518	¥ 46,144	¥ 44,097
Provision for doubtful accounts, net of reversal	(1,598)	3,405	1,745
Write-offs	(289)	(1,162)	(457)
Other	4,779	(869)	759
Allowance for doubtful accounts at end of year	¥ 50,410	¥ 47,518	¥ 46,144